SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK	BVI		29.38% by HUANG Jian Cong
International		• Incorporated on May 13, 2015	10.87% by WANG Ming Jie
		• Registered capital of USD 50,000, not paid	10.87% by WANG Guo Lin
		• A holding company with no operation activities itself for the years then ended	1.09% by WANG Jian Di

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015	100% by ZK International
• Registered capital of HKD 1,000,000, not paid
• Have not commenced operations

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015	100% by ZK Pipe
• Registered capital of USD 20,000,000, not paid
• Have not commenced operations

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001	99% by Wenzhou Weijia
		• Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
• Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999	100% by Zhejiang Zhengkang
• Registered capital of RMB 2,880,000, fully paid
• Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

Zhenglong Ecommerce	Wenzhou	• Incorporated on March 15, 2018
		• Registered capital of RMB 5,000,000, RMB 1,020,000 paid	90% by Zhejiang Zhengkang
• Principally operated in online sales and promoting of steel strip, steel pipe and fittings

ZK Uganda	Uganda	• Incorporated on March 23, 2018
		• Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International
• Have not commenced operations

XSigma	BVI	• Incorporated on January 18, 2018
		• Registered capital of USD 50,000, not paid	100% by ZK International
• Have not commenced operations

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, allowances of accounts receivable, inventory valuation, useful life of property, plant and equipment and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

The financial records of the Company’s PRC subsidiaries are maintained in their local currencies which are RMB and ZK Pipe in Hong Kong also use RMB as functional currency. Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income/ (expense), net in the statements of operations and comprehensive income.

ZK International maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollar. When translating local financial reports of the Company’s subsidiaries into US dollar, assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of operations and comprehensive income.

The relevant exchange rates are listed below:

	For the Fiscal Years
	Ended September 30
	2019	2018	2017

Period Ended RMB: USD exchange rate	7.1477	6.8680	6.6545
Period Average RMB: USD exchange rate	6.8753	6.5368	6.8126

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

Short-term Investment

The Company’s short-term Investment consists of short-term held-to-maturity investments, mainly term deposits, in commercial banks with original maturities of more than 90 day but less than one year. As of September 30, 2019, the Company has short-term investment of $279,810, while it had $850,829 short-term investment as of September 30, 2018.

Long-term Deposit

Long-term deposit consists of cash deposit of RMB 81,867,541 Zhejiang Zhengkang pledged to three entities, which the Company is seeking to acquire certain percentage of ownership of each ("Target Company” or collectively "Target Companies"). The deposits are used as acquisition deposits required by the three Target Companies in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. As of September 30, 2019 the total deposits pledged were $11,453,690, with $10,397,406 to one Target Company and $1,056,284 to the other two. The fund pledged to the Target Companies have no definite term, however the Company anticipates the detailed acquisition proposals will be presented to the Board of Directors and shareholders of the Company for voting within one year. In the case that any acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang. As of September 30, 2019, no acquisitions were either approved or disapproved as the two acquisitions are still in the process of undergoing legal and financial due diligence.

Accounts Receivable, net

Accounts receivable arise from the product sales in the normal course of business. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Uncollectible receivable are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The allowance for doubtful accounts recognized as of September 30, 2019 and 2018 was $1,919,152 and $1,997,310, respectively.

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when the appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

There were no write-downs recognized of inventories as of September 30, 2019 and 2018.

Advance to Suppliers and Advance from Customers

Advance to suppliers refer to advances for purchase of materials or other service agreements, which are applied against trade accounts payable when the materials or services are received. Advance from customers refer to advances received from customers regarding product sales, which are applied against accounts receivable when products are sold.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired. During fiscal year ended September 30, 2019, the Company wrote off advance to suppliers of $102,523. There was no such expense recognized during the years ended September 30, 2018.

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities that qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
•

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

For the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, short-term investment, notes receivable, bank loans, and income tax payable  and other receivables, the carrying amounts approximate their fair values due to their short maturities as of September 30, 2019 and 2018. The company did not identify any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2019 and 2018.

Property and Equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the consolidated statements of operations and comprehensive income. Repair and maintenance costs that do not extend the economic life of the underlying assets are expensed as incurred.

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized, and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years

Impairment of Long-lived Assets

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

There was no impairment charge recognized for long-lived assets as of September 30, 2019, 2018 and 2017.

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is subject to a VAT rate of 17% before May 1, 2018, a VAT rate of 16% effective on May 1, 2018, and the most current VAT rate of 13% effective on April 1, 2019. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Revenue Recognition

The Company generates its revenues mainly from sales of steel piping products. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates ("ASU") 2014-09 for revenue recognition. On October 1, 2018, the Company has early adopted ASC 606, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation. Results for reporting periods beginning after October 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the previous accounting standards ASC 605. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and there was no material unfinished contracts with customers upon adoption of ASC 606, therefore there was no material changes to the Company's consolidated financial statements upon adoption of ASC 606, and there have not been any significant changes to company's business processes, systems, or internal controls as a result of implementing the standard.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer's ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. As the Company's standard payment terms are less than one year, the Company has elected the practical expedient under ASC 606-10-32-18 to not assess whether a contract has a significant financing component. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenues are reported net of all value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of company's products no warranty is offered. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company's performance obligation is satisfied at a point in time), which typically occurs at delivery.

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met.

Government grants as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. During the period ended as of September 30, 2019, 2018 and 2017,  $912,844,  $59,238 and $87,250, respectively, government grants were recognized as other income for financial support to the Company under local government’s innovation incentive programs.

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements and grants received from government are recorded by the Company as a reduction of research and development costs.

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. There were no tax benefits recorded as of September 30, 2019 and 2018.

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720‑35 Other Expense-Advertising costs. Advertising costs were $306,288,  $265,538 and $69,535 for years ended September 30, 2019, 2018 and 2017, respectively.

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents,  short-term investment, notes receivable, accounts receivable and other receivables, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, and short-term investment in good credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. The concentration analysis of our revenue and accounts receivable is shown in Note 14.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Subsequent Events

The Company’s management reviewed all material events through the date of the consolidated financial statements were issued for subsequent event disclosure consideration.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates. Management periodically reviews new accounting standards that are issued.

In May 2014, FASB issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. The core principle of ASU 2014‑09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services.

We have elected to early adopt ASU 2014-09 and its related amendments or collectively Topic 606, effective October 1, 2018, as permitted by the standard, using the modified retrospective implementation method. Accordingly, we have applied the five-step method outlined in Topic 606 for determining when and how revenue is recognized to all contracts that were not completed as of the date of adoption. Revenues for reporting periods beginning after October 1, 2018 are presented under Topic 606, while prior period amounts have not been adjusted and continue to be reported under the previous revenue recognition guidance. For contracts that were modified before the effective date, we have considered the modification guidance within the new standard and determined that the revenue recognized and contract balances recorded prior to adoption for such contracts were not impacted. While Topic 606 requires additional disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, its adoption has not had a material impact on the measurement or recognition of our revenues. Our modified retrospective adoption, for which we were not required to make any material changes to the prior year presentation, did not have a material effect on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016‑01, “Financial Instruments – Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to improve the recognition and measurement of financial instruments. The new guidance makes targeted improvements to existing U.S. GAAP by: (1) Requiring equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. Requiring public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; (2) Requiring separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; (3) Eliminating the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; and. (4) Requiring a reporting organization to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (also referred to as “own credit”) when the organization has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company evaluates the impact of this new standard and believes there is no material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016 15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to provide guidance on the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The guidance specifically addresses cash flow issues with the objective of reducing the diversity in practice. The guidance will be effective for the Company in fiscal year 2018, but early adoption is permitted. The Company evaluates the impact of this new standard and believes there is no impact on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016‑17, Consolidation (Topic 810): Interest Held through Related Parties That Are under Common Control, to provide guidance on the evaluation of whether a reporting entity is the primary beneficiary of a VIE by amending how a reporting entity, that is a single decision maker of a VIE, treats indirect interests in that entity held through related parties that are under common control. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. Early adoption is permitted, including adoption in an interim period. The Company evaluates the impact of this new standard and believes there is no impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016‑18, "Statement of Cash Flows: Restricted Cash". The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company evaluates the impact of this new standard and believes there is no material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017‑01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company does not expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

In February 2017, the FASB issued ASU No. 2017‑05 (“ASU 2017‑05”) to provide guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. ASU 2017‑05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company does not expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

In May 2017, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2017‑09 (“ASU 2017‑09”) to provide guidance to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the changes in terms or conditions. ASU 2017‑09 is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted and application is prospective. The Company does not expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material effect on the Company’s financial position, result of operations or cash flows.